SUPPLEMENT

Dated January 17, 2008

to the

Timothy Plan (the “Trust”)

FAMILY OF FUNDS

PROSPECTUS

DATED MAY 1, 2007

This Prospectus offers the following series of the Trust (the “Traditional Funds”):

TIMOTHY PLAN AGGRESSIVE GROWTH FUND	TIMOTHY PLAN LARGE/MID CAP VALUE FUND

TIMOTHY PLAN INTERNATIONAL FUND	TIMOTHY PLAN FIXED INCOME FUND

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	TIMOTHY PLAN HIGH YIELD BOND FUND

TIMOTHY PLAN SMALL CAP VALUE FUND	TIMOTHY PLAN MONEY MARKET FUND

And the following series of the Trust that invest in certain Traditional Funds (collectively, the “Asset Allocation Funds”):

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Prospectus of the Timothy Plan Family of Funds is amended as follows:

The Section of the prospectus entitled INVESTMENT MANAGERS, beginning on page 32 of the Prospectus, is amended as follows:

1.	On page 32, the discussion of the Aggressive Growth Fund is replaced in its entirety with the following:

AGGRESSIVE GROWTH FUND

Chartwell Investment Partners (“Chartwell”), 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Chartwell selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Chartwell was established in 1997 as a Pennsylvania Partnership and is registered with the Securities and Exchange Commission as an investment advisory firm under the Investment Advisers Act of 1940, as amended. As of September 30, 2007, Chartwell managed approximately $6.2 billion in client assets.

Chartwell utilizes a team of investment professionals to manage the Aggressive Growth Fund’s assets. The portfolio team members include:

Edward N. Antoian, CPA, CFA: Managing Partner, Chief Investment Officer

Mr. Antoian earned a Bachelor of Science degree from the State University of New York, and an MBA from the University of Pennsylvania’s Wharton School. He is a Certified Public Accountant and holds the Chartered Financial Analyst designation. From 1984 to 1997, Mr. Antoian was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds. Prior to joining Delaware, Mr. Antoian was employed by E.F. Hutton in the institutional equity division. Mr. Antoian is a member of the CFA Institute and the CFA Society of Philadelphia.

Mark J. Cunneen: Managing Partner, Senior Portfolio Manager

Mr. Cunneen earned a Bachelor of Business Administration degree in Accounting from The University of Notre Dame and an MBA from the University of Pennsylvania’s Wharton School. Prior to joining Chartwell, Mr. Cunneen was a Managing Partner and Portfolio Manager at Churchfield Capital where he founded and managed long/short equity hedge funds. From 2000 to 2002, he was employed by J. & W. Seligman as a Portfolio Manager and was head of the Small Cap Growth product. From 1999 to 2000, he was a Portfolio Manager and headed the Small Cap Growth product at Alliance Capital Management. From 1992 to 1998, he was a Partner and Portfolio Manager and also headed the Small Cap Growth product at Chancellor Capital Management.

John A. Heffern: Managing Partner, Senior Portfolio Manager

Mr. Heffern earned a Bachelor’s degree in Economics and an MBA in Finance from the University of North Carolina at Chapel Hill. From 1997 to 2005, he was a Senior Vice President and Senior Portfolio Manager with the Growth Investing Group at Delaware Investment Advisers. From 1994 to 1997, he was a Senior Vice President, Equity Research at NatWest Markets, responsible for specialty financial services equity research. Prior to NatWest, he was a Principal and Senior Regional Bank Analyst at Alex Brown & Sons.

Each team member has a number of other Chartwell professionals supporting their efforts. The members of the Chartwell investment team average in excess of 18 years experience in the investment field.

The SAI contains additional information about the compensation paid to the portfolio managers and other accounts and account types managed by the Investment Manager.

2.	On page 33 of the Prospectus, the following discussion relating to the Large/Mid Cap Growth Fund is added:

LARGE/MID CAP GROWTH FUND

Chartwell Investment Partners (“Chartwell”), 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Chartwell selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Chartwell was established in 1997 as a Pennsylvania Partnership and is registered with the Securities and Exchange Commission as an investment advisory firm under the Investment Advisers Act of 1940, as amended. As of September 30, 2007, Chartwell managed approximately $6.2 billion in client assets.

Chartwell utilizes a team of investment professionals to manage the Aggressive Growth Fund’s assets. The portfolio team members include:

Edward N. Antoian, CPA, CFA: Managing Partner, Chief Investment Officer

Mr. Antoian earned a Bachelor of Science degree from the State University of New York, and an MBA from the University of Pennsylvania’s Wharton School. He is a Certified Public Accountant and holds the Chartered Financial Analyst designation. From 1984 to 1997, Mr. Antoian was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds. Prior to joining Delaware, Mr. Antoian was employed by E.F. Hutton in the institutional equity division. Mr. Antoian is a member of the CFA Institute and the CFA Society of Philadelphia.

Mark J. Cunneen: Managing Partner, Senior Portfolio Manager

Mr. Cunneen earned a Bachelor of Business Administration degree in Accounting from The University of Notre Dame and an MBA from the University of Pennsylvania’s Wharton School. Prior to joining Chartwell, Mr. Cunneen was a Managing Partner and Portfolio Manager at Churchfield Capital where he founded and managed long/short equity hedge funds. From 2000 to 2002, he was employed by J. & W. Seligman as a Portfolio Manager and was head of the Small Cap Growth product. From 1999 to 2000, he was a Portfolio Manager and headed the Small Cap Growth product at Alliance Capital Management. From 1992 to 1998, he was a Partner and Portfolio Manager and also headed the Small Cap Growth product at Chancellor Capital Management.

John A. Heffern: Managing Partner, Senior Portfolio Manager

Mr. Heffern earned a Bachelor’s degree in Economics and an MBA in Finance from the University of North Carolina at Chapel Hill. From 1997 to 2005, he was a Senior Vice President and Senior Portfolio Manager with the Growth Investing Group at Delaware Investment Advisers. From 1994 to 1997, he was a Senior Vice President, Equity Research at NatWest Markets, responsible for specialty financial services equity research. Prior to NatWest, he was a Principal and Senior Regional Bank Analyst at Alex Brown & Sons.

Each team member has a number of other Chartwell professionals supporting their efforts. The members of the Chartwell investment team average in excess of 18 years experience in the investment field.

The SAI contains additional information about the compensation paid to the portfolio managers and other accounts and account types managed by the Investment Manager.

All portions of the Prospectus not specifically amended by this supplement shall remain in full force and effect.